Long-term debt	9 Months Ended
Sep. 30, 2025
Long-term debt
Long-term debt

8.    Long-term debt

As of September 30, 2025 and December 31, 2024, long-term debt consisted of the following:

Long-term debt

in € K

	September 30,	December 31,
	2025	2024

Schuldschein loans	225,636	228,399
Bonds	6,474,170	6,492,120
Other	98,855	115,589
Long-term debt	6,798,661	6,836,108
Less current portion	(475,761)	(575,283)
Long-term debt, less current portion	6,322,900	6,260,825

On April 1, 2025, the Company issued bonds in two tranches with an aggregate principal amount of €1,100,000 under its €10,000,000 debt issuance program:

●	€600,000 aggregate principal amount of 3.125% bonds maturing December 8, 2028; and
●	€500,000 aggregate principal amount of 3.750% bonds maturing April 8, 2032.

The proceeds were used for general corporate purposes, including the refinancing of existing financial liabilities.

On April 10, 2025, in connection with an offer to purchase its outstanding 1.000% bonds due May 29, 2026 and 0.625% bonds due November 30, 2026, the Company settled an aggregate principal amount of €300,000 of bonds.

On July 11, 2025, FME AG redeemed €500,000 aggregate principal amount of bonds at maturity.

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of September 30, 2025 and December 31, 2024. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.